Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Assets:
Cash and cash equivalents	$ 118,214	$ 2,333,007	$ 3,005,792	$ 2,605,196
Other investments held to maturity	2,500	49,338		60,445
Accounts receivable, net	31,961	630,757	714,130	390,785
Recoverable taxes	6,598	130,205	104,114	92,531
Repayments for constructions to related parties	4,967	98,017	46,032	1,110
Repayments for contractors	11,068	218,442	199,486	36,683
Other accounts receivable and prepaid expenses	1,969	38,856	28,905	30,024
Total current assets	177,277	3,498,622	4,098,459	3,216,774
Non-current assets:
Property, leasehold improvements and equipment, net	131,814	2,601,397	2,444,205	2,370,975
Investment in airport concessions, net	387,548	7,648,417	6,513,514	6,348,605
Other assets, net	5,286	104,330	109,042	110,722
Deferred income taxes	17,635	348,034	380,103	463,260
Total non-current assets	542,283	10,702,178	9,446,864	9,293,562
Total assets	719,560	14,200,800	13,545,323	12,510,336
Current liabilities:
Current portion of long-term debt	2,577	50,852	56,122	55,433
Current major maintenance provision	11,788	232,645	160,607	220,410
Trade accounts payable	12,971	255,982	262,073	253,358
Payable taxes and other accrued expenses	22,030	434,772	489,201	372,060
Accounts payable to related parties	6,588	130,022	140,328	67,521
Total current liabilities	55,954	1,104,273	1,108,331	968,782
Non-current liabilities:
Long-term debt	232,193	4,582,420	4,637,743	4,658,349
Major maintenance provision	31,668	624,979	509,046	383,293
Guarantee deposits	15,424	304,395	272,511	241,923
Labor obligations	6,459	127,479	111,921	106,414
Other long-term liabilities	1,564	30,858
Deferred income taxes	9,986	197,081	218,791	201,048
Total non-current liabilities	297,294	5,867,212	5,750,012	5,591,027
Total liabilities	353,248	6,971,485	6,858,343	6,559,809
Commitment and contingencies
Shareholders’ equity
Common stock	15,373	303,394	303,644	302,398
Additional paid-in capital	1,509	29,786	29,786	29,786
Total Contributed capital	16,882	333,180	333,430	332,184
Reserve for repurchase of shares	74,284	1,466,016	1,383,124	1,041
Retained earnings	267,624	5,281,662	4,846,045	5,546,458
Accumulated other comprehensive income	(557)	(10,991)	(8,052)	(10,525)
Total Earned capital	341,351	6,736,687	6,221,117	5,536,974
Controlling interest	358,233	7,069,867	6,554,547	5,869,158
Non-controlling interest	8,079	159,448	132,433	81,369
Total shareholders’ equity	366,312	7,229,315	6,686,980	5,950,527
Total liabilities and shareholders’ equity	$ 719,560	$ 14,200,800	$ 13,545,323	$ 12,510,336